Federated Hermes MDT Large Cap Value Fund Performance Management - Federated Hermes MDT Large Cap Value Fund	Oct. 31, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance: Bar Chart and TableRisk/Return Bar Chart
Performance Narrative [Text Block]	The Fund is the successor to the Federated MDT Large Cap Value Fund (a Massachusetts business trust with substantially the same name as the Fund) (“Predecessor Fund”), pursuant to a reorganization involving the Fund, the Predecessor Fund and the Federated Clover Value Fund that was completed on the close of business on December 8, 2017. The Predecessor Fund is both the tax and accounting survivor of the reorganization. Prior to the date of the reorganization, the Fund had no investment operations. Accordingly, the performance information, including information on fees and expenses and financial information provided in this prospectus for periods prior to December 8, 2017 (the Fund’s commencement of investment operations) is historical information for the Predecessor Fund. The Predecessor Fund was managed by Federated MDTA LLC and had substantially identical investment objectives and strategies as the Fund. The investment advisory contract of the Predecessor Fund contained a contractual cap on expenses of 100 basis points. This contractual cap does not exist with respect to the Fund. Given the above, unless specifically stated otherwise, subsequent references in this section to the Fund should be read to include the Predecessor Fund.The bar chart and performance table below reflect historical performance data for the Fund and the Predecessor Fund and are intended to help you analyze the Fund’s investment risks in light of its historical returns. The bar chart shows the variability of the Fund’s SS class total returns on a calendar year-by-year basis. The Average Annual Total Return table shows returns for each class averaged over the stated periods, and includes comparative performance information with a broad-based securities market index. The Fund’s performance is also compared to a secondary index to show how the Fund’s performance compares with the returns of an index with similar investments. The Fund’s performance will fluctuate, and past performance (before and after taxes) is not necessarily an indication of future results. Updated performance information for the Fund is available under the “Products” section at FederatedHermes.com/us or by calling 1-800-341-7400.
Performance Past Does Not Indicate Future [Text]	The Fund’s performance will fluctuate, and past performance (before and after taxes) is not necessarily an indication of future results.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table below reflect historical performance data for the Fund and the Predecessor Fund and are intended to help you analyze the Fund’s investment risks in light of its historical returns. The bar chart shows the variability of the Fund’s SS class total returns on a calendar year-by-year basis.
Bar Chart [Heading]	Federated Hermes MDT Large Cap Value Fund – SS Class
Bar Chart Closing [Text Block]

The Fund's SS class total return for the nine-month period from January 1, 2025 to September 30, 2025, was 14.17%.

Within the periods shown in the bar chart, the Fund's SS class highest quarterly return was 18.63% (quarter ended June 30, 2020). Its lowest quarterly return was (26.14)% (quarter ended March 31, 2020).

Performance Table Heading	Average Annual Total Return Table
Performance Table Narrative	The Predecessor Fund’s Class R6 Shares commenced operations on June 29, 2016. For the periods prior to the commencement of operations of the Predecessor Fund’s R6 class, the performance information shown below is for the Predecessor Fund’s SS class. The performance of the SS class has not been adjusted to reflect the expenses applicable to the R6 class since the R6 class has a lower expense ratio than the expense ratio of the SS class. The performance of the SS class has been adjusted to remove any voluntary waiver of Fund expenses related to the SS class that may have occurred during the periods prior to the commencement of operations of the R6 class. The Fund’s C and R classes commenced operations on December 8, 2017. The Predecessor Fund did not have corresponding C and R classes. For the periods prior to the commencement of operations of the C and R classes, the performance information shown below is for the Predecessor Fund’s SS class. The performance of the SS class has not been adjusted to reflect the higher expenses applicable to the C and R classes, respectively. The C and R classes and the SS class are invested in the same portfolio of securities and the annual returns will differ only to the extent that the classes do not have the same expenses. The expense ratios of the C and R classes, respectively, are higher than the expense ratio of the SS class; accordingly, for the periods prior to the commencement of operations, the performance of the C and R classes would have been lower than the performance of the SS class. In addition to Return Before Taxes, Return After Taxes is shown for the Fund’s SS class to illustrate the effect of federal taxes on Fund returns. After-tax returns are shown only for the SS class and after tax-returns for the A, C, R, IS and R6 classes will differ from those shown for the SS class.Actual after-tax returns depend on each investor’s personal tax situation, and are likely to differ from those shown.After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. These after-tax returns do not reflect the effect of any applicable state and local taxes.After-tax returns are not relevant to investors holding Shares through a 401(k) plan, an Individual Retirement Account (IRA) or other tax-advantaged investment plans.(For the Period Ended December 31, 2024)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. These after-tax returns do not reflect the effect of any applicable state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns are not relevant to investors holding Shares through a 401(k) plan, an Individual Retirement Account (IRA) or other tax-advantaged investment plans.
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown only for the SS class and after tax-returns for the A, C, R, IS and R6 classes will differ from those shown for the SS class.
Performance Availability Website Address [Text]	FederatedHermes.com/us
Performance Availability Phone [Text]	1-800-341-7400
SS
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	The Fund's SS class total return for the nine-month period
Bar Chart, Year to Date Return	14.17%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	18.63%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(26.14%)
Lowest Quarterly Return, Date	Mar. 31, 2020